Assets Held for Sale - Summary of Assets Held for Sale (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [line items]
Non-current assets held for sale	₩ 1,187
Land [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [line items]
Non-current assets held for sale	172
Buildings [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [line items]
Non-current assets held for sale	938
Other [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [line items]
Non-current assets held for sale	₩ 77